Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 136,820	$ 78,023	$ 168,605	$ 59,612
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	90,390	61,678	124,202	118,108
Deferred income tax provision (benefit)	10,788	(4,909)	20,590	(15,126)
Excess tax benefits from share-based payment arrangements	(6,198)	(985)	(4,029)
Loss on impairment of goodwill				94,528
Losses (gains) on sale of investment and disposals of assets			211	(325)
Equity in earnings of unconsolidated subsidiaries, net of dividends			(143)	(1,452)
Non-cash compensation charge	7,198	6,848	12,620	11,550
Accretion of debt discount	3,823	3,560	7,249	6,749
Amortization of deferred financing costs	2,914	526
Other, net	(889)	(1,748)	1,583	3,693
Changes in operating assets and liabilities, net of effect from acquired businesses :
Accounts receivable	(66,481)	561	(61,835)	205,627
Inventories	(88,781)	(51,066)	(75,416)	200,469
Accounts payable and accrued liabilities	7,802	26,840	82,032	(168,758)
Taxes payable	9,977	(5,344)	(22,468)	(38,428)
Other current assets and liabilities , net	(10,728)	(28,129)	(22,279)	(22,885)
Net cash flow provided by operating activities	96,635	85,855	230,922	453,362
Cash flows from investing activities:
Acquisitions of businesses, net of cash acquired	(212)		(709,575)	18
Capital expenditures, including capitalized interest	(230,253)	(76,077)	(182,207)	(124,488)
Proceeds from sale of investment and collection of notes receivable				21,166
Proceeds from sale of buildings and equipment			2,734	2,839
Other, net	(850)	1,853	(632)	(2,143)
Net cash flows used in investing activities	(231,315)	(74,224)	(889,680)	(102,608)
Cash flows from financing activities:
Revolving credit borrowings and (repayments), net	(428,682)		347,129	(294,760)
Term loan borrowings			300,955
6 1/2% senior notes issued	600,000
Term loan repayments	(7,494)
Debt and capital lease repayments	(587)	(255)	(487)	(4,961)
Issuance of common stock from share-based payment arrangements	9,792	7,288	23,361	3,460
Excess tax benefits from share-based payment arrangements	6,198	985	4,029
Payment of financing costs	(12,640)		(24,548)
Other, net	(2,456)	(1,363)	(1,407)	(512)
Net cash flows provided by financing activities	164,131	6,655	649,032	(296,773)
Effect of exchange rate changes on cash	(2,399)	(5,005)	16,477	5,695
Net increase in cash and cash equivalents from continuing operations	27,052	13,281	6,751	59,676
Net cash used in discontinued operations - operating activities	(98)	(75)	(143)	(133)
Cash and cash equivalents, beginning of period	96,350	89,742	89,742	30,199
Cash and cash equivalents, end of period	$ 123,304	$ 102,948	$ 96,350	$ 89,742